Quarterly Report
September 30, 2021
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 0.8%
Howmet Aerospace, Inc.	113,360	$3,536,832
Automotive – 2.3%
Copart, Inc. (a)	51,929	$7,203,591
LKQ Corp. (a)	51,446	2,588,763
		$9,792,354
Biotechnology – 0.9%
Adaptive Biotechnologies Corp. (a)	34,627	$1,176,972
Alnylam Pharmaceuticals, Inc. (a)	14,794	2,793,255
		$3,970,227
Brokerage & Asset Managers – 2.4%
NASDAQ, Inc.	36,282	$7,003,152
Tradeweb Markets, Inc.	39,108	3,159,144
		$10,162,296
Business Services – 10.8%
Clarivate PLC (a)	232,867	$5,099,787
CoStar Group, Inc. (a)	60,842	5,236,063
Endava PLC, ADR (a)	13,751	1,868,073
Equifax, Inc.	23,882	6,052,176
IHS Markit Ltd.	9,231	1,076,519
MSCI, Inc.	19,413	11,809,704
Paysafe Ltd. (a)	61,640	477,710
Thoughtworks Holding, Inc. (a)	52,605	1,510,290
Tyler Technologies, Inc. (a)	11,940	5,476,281
Verisk Analytics, Inc., “A”	38,939	7,798,314
		$46,404,917
Cable TV – 0.4%
Cable One, Inc.	988	$1,791,372
Computer Software – 12.2%
Autodesk, Inc. (a)	19,680	$5,612,146
Black Knight, Inc. (a)	59,856	4,309,632
Bumble, Inc., “A” (a)	30,905	1,544,632
Cadence Design Systems, Inc. (a)	65,190	9,872,374
CCC Intelligent Holdings, Inc. (a)	75,674	795,334
CCC Intelligent Holdings, Inc. (PIPE) (a)	13,884	145,921
Coupa Software, Inc. (a)	8,313	1,822,043
DocuSign, Inc. (a)	11,516	2,964,564
Dun & Bradstreet Holdings, Inc. (a)	107,023	1,799,057
Eventbrite, Inc. (a)	74,360	1,406,148
Everbridge, Inc. (a)	19,736	2,980,925
Okta, Inc. (a)	13,323	3,162,081
Paylocity Holding Corp. (a)	23,316	6,537,806
Qualtrics International, “A” (a)	19,704	842,149
RingCentral, Inc. (a)	9,563	2,079,952
Synopsys, Inc. (a)	17,440	5,221,710
Topicus.com, Inc. (a)	5,633	591,452
Unity Software, Inc. (a)	4,002	505,252
		$52,193,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.6%
Constellation Software, Inc.	2,934	$4,806,655
NICE Systems Ltd., ADR (a)	25,960	7,373,678
ServiceNow, Inc. (a)	7,471	4,648,979
Square, Inc., “A” (a)	18,372	4,406,341
SS&C Technologies Holdings, Inc.	27,923	1,937,856
TransUnion	66,141	7,428,296
Wix.com Ltd. (a)	10,590	2,075,322
		$32,677,127
Construction – 4.1%
AZEK Co., Inc. (a)	59,164	$2,161,261
Builders FirstSource, Inc. (a)	57,454	2,972,670
Pool Corp.	14,706	6,388,433
Vulcan Materials Co.	36,553	6,183,306
		$17,705,670
Consumer Products – 0.7%
Scotts Miracle-Gro Co.	18,984	$2,778,498
Consumer Services – 2.3%
Bright Horizons Family Solutions, Inc. (a)	54,151	$7,549,732
Peloton Interactive, Inc., “A” (a)	27,272	2,374,028
		$9,923,760
Containers – 0.7%
Ball Corp.	33,844	$3,044,945
Electrical Equipment – 2.7%
AMETEK, Inc.	63,287	$7,848,221
Fortive Corp.	10,305	727,224
Littlefuse, Inc.	10,760	2,940,385
		$11,515,830
Electronics – 5.8%
ASM International N.V.	8,936	$3,488,968
Entegris, Inc.	55,419	6,977,252
Monolithic Power Systems, Inc.	26,657	12,920,115
Silicon Laboratories, Inc. (a)	10,126	1,419,260
		$24,805,595
Food & Beverages – 0.3%
Dutch Bros, Inc., “A” (a)	4,989	$216,123
Oatly Group AB, ADR (a)	72,814	1,100,948
		$1,317,071
Gaming & Lodging – 2.5%
Caesars Entertainment, Inc. (a)	29,244	$3,283,516
Penn National Gaming, Inc. (a)	35,999	2,608,488
Red Rock Resorts, Inc. (a)	63,052	3,229,523
Vail Resorts, Inc.	4,397	1,468,818
		$10,590,345
General Merchandise – 0.6%
Five Below, Inc. (a)	14,599	$2,581,249
Insurance – 1.7%
Arthur J. Gallagher & Co.	49,937	$7,423,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.6%
Gartner, Inc. (a)	7,882	$2,395,182
IAC/InterActiveCorp (a)	23,424	3,051,913
Match Group, Inc. (a)	54,900	8,618,751
Toast, Inc., “A” (a)	7,942	396,703
Vimeo, Inc. (a)	38,029	1,116,912
		$15,579,461
Leisure & Toys – 1.8%
Electronic Arts, Inc.	11,356	$1,615,391
Roblox Corp., “A” (a)	16,430	1,241,286
Take-Two Interactive Software, Inc. (a)	30,696	4,729,333
		$7,586,010
Machinery & Tools – 1.7%
IDEX Corp.	27,981	$5,790,668
MKS Instruments, Inc.	8,400	1,267,644
		$7,058,312
Medical & Health Technology & Services – 5.8%
Charles River Laboratories International, Inc. (a)	26,976	$11,132,186
Guardant Health, Inc. (a)	19,984	2,498,200
ICON PLC (a)	27,618	7,236,468
IDEXX Laboratories, Inc. (a)	6,031	3,750,679
		$24,617,533
Medical Equipment – 13.2%
Agilent Technologies, Inc.	34,256	$5,396,348
Align Technology, Inc. (a)	7,516	5,001,372
Bio-Techne Corp.	16,379	7,936,772
Envista Holdings Corp. (a)	37,879	1,583,721
Maravai Lifesciences Holdings, Inc., “A” (a)	69,642	3,418,029
Masimo Corp. (a)	18,466	4,998,931
Mettler-Toledo International, Inc. (a)	1,343	1,849,794
PerkinElmer, Inc.	68,176	11,814,219
STERIS PLC	37,702	7,701,765
West Pharmaceutical Services, Inc.	15,732	6,678,863
		$56,379,814
Network & Telecom – 0.9%
CoreSite Realty Corp., REIT	28,285	$3,918,604
Other Banks & Diversified Financials – 0.4%
Altimeter Growth Corp. (SPAC Units) (a)	61,720	$656,701
Altimeter Growth Corp. 2 (SPAC) (a)	57,170	565,411
Catalyst Partners Acquisition Corp. (SPAC Units) (a)	39,244	386,554
		$1,608,666
Pharmaceuticals – 0.6%
Ascendis Pharma (a)	17,015	$2,712,021
Pollution Control – 0.8%
Waste Connections, Inc.	27,486	$3,461,312
Printing & Publishing – 1.7%
Warner Music Group Corp.	35,394	$1,512,740
Wolters Kluwer N.V.	55,344	5,850,019
		$7,362,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.5%
Kansas City Southern Co.	8,231	$2,227,638
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	24,060	$4,041,839
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	3,198	$5,812,429
Domino's Pizza, Inc.	8,359	3,986,909
		$9,799,338
Specialty Stores – 5.9%
Burlington Stores, Inc. (a)	19,514	$5,533,585
Chewy, Inc., “A” (a)	32,919	2,242,113
Farfetch Ltd., “A” (a)	23,879	894,985
Lululemon Athletica, Inc. (a)	12,562	5,083,842
O'Reilly Automotive, Inc. (a)	5,869	3,586,311
Petco Health & Wellness Co., Inc. (a)	17,515	369,567
Tractor Supply Co.	17,415	3,528,453
Ulta Beauty, Inc. (a)	10,783	3,891,800
		$25,130,656
Telecommunications - Wireless – 0.8%
SBA Communications Corp., REIT	10,378	$3,430,655
Total Common Stocks		$427,129,019
	Strike Price	First Exercise
Warrants – 0.0%
Business Services – 0.0%
Paysafe Ltd. (1 share for 1 warrant, Expiration 12/31/28) (a)	$11.50	4/16/21	22,336	$41,321
Computer Software – 0.0%
CCC Intelligent Holdings, Inc. (1 share for 1 warrant, Expiration 8/14/25) (a)	$11.50	8/14/20	11,043	$25,620
Total Warrants				$66,941

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,125,632	$2,125,632

Other Assets, Less Liabilities – (0.2)%		(733,243)
Net Assets – 100.0%		$428,588,349
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,125,632 and $427,195,960, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$381,591,299	$145,921	$—	$381,737,220
Israel	9,449,000	—	—	9,449,000
Netherlands	—	9,338,987	—	9,338,987
Canada	8,859,419	—	—	8,859,419
United Kingdom	7,862,845	—	—	7,862,845
Ireland	7,236,468	—	—	7,236,468
Denmark	2,712,021	—	—	2,712,021
Mutual Funds	2,125,632	—	—	2,125,632
Total	$419,836,684	$9,484,908	$—	$429,321,592
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,635,619	$60,922,315	$61,432,302	$—	$—	$2,125,632
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,007	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.